GOODWILL (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of goodwill
Goodwill is recognized at the acquisition date when total consideration exceeds the net identifiable assets acquired.

Cost	$
Balance as at March 31, 2024 - Restated - Note 2	35,037
Effect of foreign exchange	778
Balance as at March 31, 2025 - Restated - Note 2	35,815
Effect of foreign exchange	410
Balance as at March 31, 2026	36,225